ACCOUNTS PAYABLE AND ACCRUED CHARGES	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED CHARGES
ACCOUNTS PAYABLE AND ACCRUED CHARGES

18.  ACCOUNTS PAYABLE AND ACCRUED CHARGES

	2018	2017

Trade and accruals	$612.7	$512.2
Salaries and employee benefits	139.0	144.0
Interest payable	49.9	49.6
Stock-based compensation	18.9	19.8
	$820.5	$725.6